CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Cash Flows from Operating Activities:
Net (loss) income	$ (28,444)	$ (6,340)	$ 12,824	$ 37,674
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	12,837	50,038	17,707	23,739
Amortization of deferred lease incentive obligation	(256)	(844)	(561)	(796)
Amortization of deferred debt financing costs	1,165	3,812	985	1,365
Amortization of OpCo Notes fair value adjustment	(1,006)	(3,147)	0	0
Loss on extinguishment of debt, net	0	0	2,214	0
Share-based compensation	9,958	5,330	15,169	5,935
Excess tax benefits from share-based compensation	0	0	(4,573)	(303)
Deferred income taxes	1,995	(19,379)	7,675	7,717
Provision for doubtful accounts	530	1,981	1,285	2,455
Loss (gain) on disposal of property and equipment	(83)	8	(125)	97
Other	(138)	(375)	(494)	(547)
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade	24,411	(8,399)	(29,986)	(4,299)
Inventories	(16,437)	(26,985)	5,631	(13,368)
Prepaid expenses and other current assets	(3,126)	(7,814)	964	2,529
Other assets	44	(81)	38	245
Accounts payable	10,669	11,168	(12,415)	9,480
Accrued expenses and other current liabilities	(9,643)	18,888	8,797	382
Accrued interest	8,280	1,525	3,879	76
Income taxes	(6,372)	1,686	(4,048)	591
Other liabilities	(34)	(223)	(12)	(104)
Net cash provided by operating activities	4,350	20,849	24,954	72,868
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	0	0	0
Purchases of property and equipment, net	(5,748)	(18,738)	(11,966)	(19,371)
Proceeds from sales and maturities of short-term investments	0	0	0	100
Purchase of businesses, net of cash acquired	(82,500)	0	(3,278)	(9,695)
Net cash used in investing activities	(913,965)	(18,738)	(15,244)	(28,966)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	0	0	0
Increase (decrease) in purchase card payable, net	1,289	822	(3,840)	5,536
Proceeds from issuance of HoldCo Notes	365,000	0	0	0
Repayment of 8 1/8% senior subordinated notes	0	0	0	(13,358)
Proceeds from ABL Facility	217,500	124,000	0	0
Payments on ABL Facility	(90,000)	(136,500)	0	0
Payment of debt financing costs	(26,353)	(228)	(355)	(29)
Payments on capital lease obligations	(193)	(506)	(456)	(645)
Proceeds from issuance of common stock	1,454	800	0	0
Proceeds from stock options exercised	0	0	2,188	656
Excess tax benefits from share-based compensation	0	0	4,573	303
Purchases of treasury stock	0	0	(1,450)	(26,178)
Net cash (used in) provided by financing activities	819,583	(11,612)	660	(33,715)
Effect of exchange rate changes on cash and cash equivalents	(65)	(280)	133	(69)
Net (decrease) increase in cash and cash equivalents	(90,097)	(9,781)	10,503	10,118
Cash and cash equivalents at beginning of period	107,602	17,505	97,099	86,981
Cash and cash equivalents at end of period	17,505	7,724	107,602	97,099
Cash paid (received) during the period for:
Interest	10,783	60,680	11,663	22,458
Income taxes, net of refunds	(5,853)	7,313	7,714	15,641
Schedule of Non-Cash Investing and Financing Activities:
Non-cash equity contribution from shareholders	23,648	140	0	0
Property acquired through lease incentives	93	0	0	475
Property acquired through capital leases	0	0	0	527
Adjustments to liabilities assumed and goodwill on business acquired	0	0	0	422
Contingent consideration associated with purchase of business	$ 0	$ 0	$ 300	$ 125